Future Minimum Lease Rentals (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Years ending March 31
2012	¥ 241,097
2013	163,046
2014	60,470
2015	3,234
2016	505
Total future minimum lease rentals	¥ 468,352